Investments (Tables)	3 Months Ended
Mar. 31, 2023
Equity and Debt Securities and Cash Equivalents and Cost Method Investments in Decommissioning Trust Funds	The Companies' decommissioning trust funds are summarized below:

	Dominion Energy						Virginia Power
	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value
(millions)
March 31, 2023
Equity securities:(1)
U.S.	$1,392	$2,708	$(25)			$4,075	$867	$1,407	$(22)			$2,252
Fixed income securities:(2)
Corporate debt instruments	586	3	(46)		$—	543	360	2	(33)		$—	329
Government securities	1,299	12	(42)		—	1,269	709	7	(19)		—	697
Common/ collective trust funds	74	—	—		—	74	54	—	—		—	54
Insurance contracts	232	—	—			232
Cash equivalents and other(3)	69	—	—		—	69	28	—	—		—	28
Total	$3,652	$2,723	$(113)	(4)	$—	$6,262	$2,018	$1,416	$(74)	(4)	$—	$3,360
December 31, 2022
Equity securities:(1)
U.S.	$1,378	$2,501	$(46)			$3,833	$858	$1,304	$(35)			$2,127
Fixed income securities:(2)
Corporate debt instruments	640	1	(65)		$—	576	406	1	(47)		$—	360
Government securities	1,252	4	(70)		—	1,186	664	2	(35)		—	631
Common/ collective trust funds	98	—	—		—	98	61	—	—		—	61
Insurance contracts	221	—	—			221
Cash equivalents and other(3)	43	—	—		—	43	23	—	—		—	23
Total	$3,632	$2,506	$(181)	(4)	$—	$5,957	$2,012	$1,307	$(117)	(4)	$—	$3,202

(1)
Unrealized gains and losses on equity securities are included in other income (expense) and the nuclear decommissioning trust regulatory liability.
(2)
Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability. Changes in allowance for credit losses are included in other income (expense).
(3)
Dominion Energy includes pending sales of securities of $33 million and $42 million at March 31, 2023 and December 31, 2022, respectively. Virginia Power includes pending sales of securities of $17 million and $24 million at March 31, 2023, and December 31, 2022, respectively.
(4)
Dominion Energy's fair value of securities in an unrealized loss position was $1.2 billion and $1.6 billion at March 31, 2023 and December 31, 2022, respectively. Virginia Power's fair value of securities in an unrealized loss position was $627 million and $946 million at March 31, 2023 and December 31, 2022, respectively.
The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy and Virginia Power’s nuclear
Unrealized Gain Loss on Equity

The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy and Virginia Power’s nuclear decommissioning trusts is summarized below:

	Dominion Energy		Virginia Power
Three Months Ended March 31,	2023	2022	2023	2022
(millions)
Net gains (losses) recognized during the period	$226	$(206)	$116	$(102)
Less: Net (gains) losses recognized during the period on securities sold during the period	2	(1)	1	(4)
Unrealized gains (losses) recognized during the period on securities still held at period end(1)	$228	$(207)	$117	$(106)

Investments Classified by Contractual Maturity Date

The fair value of Dominion Energy and Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at March 31, 2023 by contractual maturity is as follows:

	Dominion Energy	Virginia Power
(millions)
Due in one year or less	$90	$58
Due after one year through five years	500	274
Due after five years through ten years	420	245
Due after ten years	876	503
Total	$1,886	$1,080

Marketable Securities

Presented below is selected information regarding Dominion Energy and Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Dominion Energy		Virginia Power
Three Months Ended March 31,	2023	2022	2023	2022
(millions)
Proceeds from sales	$544	$814	$373	$392
Realized gains(1)	21	40	17	16
Realized losses(1)	41	54	31	19

(1)
Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.